Asbestos - Central Estimates, Net of Insurance Recoveries (Details) - Mar. 31, 2022 $ in Millions, $ in Millions	USD ($)	AUD ($)
Central Estimate – Discounted and Inflated
Asbestos Claims [Line Items]
Asbestos liability actuarial estimate	$ 1,213.8	$ 1,622.3
Discounted (but inflated) - Low	932.8	1,246.7
Discounted (but inflated) - High	1,914.8	2,559.1
Central Estimate – Undiscounted but Inflated
Asbestos Claims [Line Items]
Asbestos liability actuarial estimate	1,499.1	2,003.6
Undiscounted (but inflated) - Low	1,131.5	1,512.2
Undiscounted (but inflated) - High	2,471.2	3,302.8
Central Estimate – Undiscounted and Uninflated
Asbestos Claims [Line Items]
Asbestos liability actuarial estimate	$ 1,040.0	$ 1,389.9